Right-of-use assets	6 Months Ended
Jul. 31, 2021
Right-of-use Assets
Right-of-use assets

8. Right-of-use assets

The Group leases office facilities. The lease is for a period of 2 years.

The Group also leases IT equipment and other point of sale equipment.

Information about leases for which the Group is a lessee is presented below:

Right-of-use assets

	Land & Buildings US $000’s	Plant, furniture, fittings and motor vehicles US $000’s	Total US $000’s
For the 6 months ended 31 July 2021
Balance as at 1 February 2021	12,919	254	13,173
Additions to right-of-use-assets	2,501	13	2,514
Depreciation expense – discontinued operations	(1,199)	(19)	(1,218)
Depreciation expense – continuing operations	(9)	-	(9)
Derecognized during the period	(3,611)	-	(3,611)
Reduction due to discontinued operations	(10,547)	(251)	(10,798)
Foreign exchange movements	142	3	145
Balance at 31 July 2021	196	-	196

	Land & Buildings US $000’s	Plant, furniture, fittings and motor vehicles US $000’s	Total US $000’s
Balance as at 1 August 2020	13,873	236	14,109
Additions to right-of-use-assets	244	68	312
Depreciation charge for the period	(2,327)	(69)	(2,396)
Foreign exchange movements	1,129	19	1,148
Balance at 31 January 2021	12,919	254	13,173

Amounts recognised in profit or loss

	31 July 2021 US $000’s	31 July 2020 US $000’s

Interest of lease liabilities (Note 5b)	1	-

Extension options

Some property leases contain extension options exercisable by the Group up to one year before the end of the non-cancellable contract period. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Group and not by the lessors. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.

Naked Brand Group Limited

Notes to the Consolidated Financial Statements

For the Half Year Ended 31 July 2021